Notes Receivable (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income related to VOI notes receivable
Vacation ownership Loans - securitized	$ 64	$ 66
Vacation ownership Loans - unsecuritized	21	21	48
Interest income related to VOI notes receivable, net	$ 85	$ 87	$ 48